LAND USE RIGHTS, NET	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
LAND USE RIGHTS, NET

9. LAND USE RIGHTS, NET

	As of December 31,
	2023	2024
	RMB	RMB

Land use rights (Note 8(2))	-	176,645
Less: accumulated amortization	-	(2,208)
Land use rights, net	-	174,437

Amortization expenses were nil and RMB 2,208 for the years ended December 31, 2023 and 2024, respectively.